ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS (Details Narrative) - USD ($)				1 Months Ended				6 Months Ended		12 Months Ended
	Aug. 31, 2024	Jul. 17, 2023	Sep. 18, 2021	Jul. 31, 2023	Apr. 30, 2023	Feb. 28, 2022	Sep. 30, 2021	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2024	Oct. 27, 2023	Sep. 30, 2023	Sep. 06, 2023	May 31, 2023	Jun. 07, 2022	Jan. 31, 2022	Jun. 30, 2021
Product Information [Line Items]
Aggregate exercise price							$ 1,800,000
Number of shares restricted						20,154
Net income loss								$ 588,744	$ (1,809,030)
Net income loss								(588,744)	1,809,030
Net cash used in operating activities								2,532,001	$ 670,271
Working capital								9,200,000		$ 5,200,000
Revolving Credit Facility [Member]
Product Information [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 8,000,000.0
Revolving Credit Facility [Member] | Subsequent Event [Member]
Product Information [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity												$ 1,800,000
Revenue from Rights Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Taoping New Media Co., Ltd [Member]
Product Information [Line Items]
Revenue percentage								28.40%
Parent [Member]
Product Information [Line Items]
Number of shares restricted			61,225
Number of shares restricted, value			$ 1,800,000
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Product Information [Line Items]
Disposal group including discontinued operation, consideration
Total recorded loss											$ 3,000,000.0
Taoping Digital Assets (Hong Kong) Limited (TDL) [Member]
Product Information [Line Items]
Disposal group including discontinued operation, consideration
Taoping Capital Limited (TCL) [Member]
Product Information [Line Items]
Disposal group including discontinued operation, consideration
Fujian Taoping Investment Co [Member]
Product Information [Line Items]
Disposal group including discontinued operation, consideration
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Product Information [Line Items]
Equity method investment, ownership percentage											100.00%
Taoping Digital Assets (Hong Kong) Limited (TDL) [Member]
Product Information [Line Items]
Equity method investment, ownership percentage															100.00%
Total recorded loss										$ 16,184
Taoping Capital Limited (TCL) [Member]
Product Information [Line Items]
Equity method investment, ownership percentage													100.00%
Taoping EP Holdings Shenzhen Co Ltd TEPH [Member]
Product Information [Line Items]
Equity method investment, ownership percentage																51.00%
Fujian Taoping Investment Co [Member]
Product Information [Line Items]
Equity method investment, ownership percentage														100.00%
Mr. Jianghuai Lin [Member]
Product Information [Line Items]
Outstanding percent																			24.60%
Investor [Member] | Public Stand by Equity Purchase Agreement [Member]
Product Information [Line Items]
Stock Issued During Period, Value, Other		$ 1,000,000		$ 23,000
Investor [Member] | Private Stand by Equity Purchase Agreement [Member]
Product Information [Line Items]
Stock Issued During Period, Value, Other		$ 10,000,000		$ 230,000
Investor [Member] | Subsequent Event [Member] | Private Stand by Equity Purchase Agreement [Member]
Product Information [Line Items]
Stock Issued During Period, Value, Other	$ 5,000,000.0
Taoping New Media Co., Ltd [Member]
Product Information [Line Items]
Acquired percentage																			100.00%
Taoping New Media Co., Ltd [Member] | Mr. Jianghuai Lin [Member]
Product Information [Line Items]
Acquired percentage																			51.00%
Zhenjiang Taoping IoT Tech. Co., Ltd (ZJIOT) [Member]
Product Information [Line Items]
Acquired percentage																		100.00%
Number of shares restricted					6,718	6,718
Number of shares restricted, value					$ 49,000	$ 118,000
Fujian Taoping Investment Co [Member]
Product Information [Line Items]
Acquired percentage														80.00%